Document and Entity Information	Jan. 24, 2025
Details
Registrant CIK	0001844149
Document Type	8-K
Document Period End Date	Jan. 24, 2025
Entity Registrant Name	Spectaire Holdings Inc.
Entity Incorporation, State or Country Code	DE
Securities Act File Number	001-40976
Entity Tax Identification Number	98-1578608
Entity Address, Address Line One	155 Arlington St.
Entity Address, City or Town	Watertown
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02472
City Area Code	508
Local Phone Number	213-8991
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false